INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income before income taxes	Income before income taxes consisted of the following (in millions):

Year Ended December 31,	2024	2023	2022
United States	$3,757	$2,766	$3,452
International	9,329	10,186	8,234
Total	$13,086	$12,952	$11,686

Schedule of income tax expense (benefit)
Income taxes consisted of the following (in millions):

	United States	State and Local	International	Total
2024
Current	$324	$143	$1,981	$2,448
Deferred	(254)	(134)	377	(11)
2023
Current	$83	$129	$2,039	$2,251
Deferred	(135)	(78)	211	(2)
2022
Current	$468	$118	$1,651	$2,237
Deferred	(121)	(4)	3	(122)

Reconciliation of the statutory U.S. federal tax rate and effective tax rates
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

Year Ended December 31,	2024		2023		2022
Statutory U.S. federal tax rate	21.0%		21.0%		21.0%
State and local income taxes — net of federal benefit	1.1		1.1		1.4
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	1.0	[1]	(0.3)		(0.6)
Equity income or loss	(2.6)		(2.1)		(2.7)
Excess tax benefits on stock-based compensation	(0.5)		(0.3)		(0.7)
Other — net	(1.4)		(2.0)	[2]	(0.3)
Effective tax rate	18.6%		17.4%		18.1%
[1]Includes net tax expense of $161 million (or a 1.2% impact on our effective tax rate) related to agreed-upon tax issues with certain foreign jurisdictions.
[2]Includes a net tax benefit of $118 million (or a 0.9% impact on our effective tax rate) related to domestic provision to return adjustments, as well as for various discrete tax items. Also includes a tax benefit of $88 million (or a 0.7% impact on our effective tax rate) associated with the change in the Company’s indefinite reinvestment assertion for our Philippines and Bangladesh bottling operations.

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the changes in the gross amount of unrecognized tax benefits is as follows (in millions):

Year Ended December 31,	2024	2023	2022
Balance of unrecognized tax benefits at beginning of year	$929	$926	$906
Increase related to prior period tax positions	33	2	6
Decrease related to prior period tax positions	(52)	(25)	—
Increase related to current period tax positions	30	32	38
Decrease related to settlements with taxing authorities	(57)	—	(2)
Decrease due to lapse of the applicable statute of limitations	—	(2)	—
Effect of foreign currency translation	(3)	(4)	(22)
Balance of unrecognized tax benefits at end of year	$880	$929	$926

Deferred tax assets and liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and liabilities consisted of the following (in millions):

December 31,	2024		2023
Deferred tax assets:
Property, plant and equipment	$23		$25
Goodwill and intangible assets	1,133		1,414
Equity method investments (including net foreign currency translation adjustments)	503		239
Derivative financial instruments	332		156
Other liabilities	2,650		1,709
Benefit plans	483		554
Net operating loss, and other carryforwards	874		357
Other	325		361
Gross deferred tax assets	6,323		4,815
Valuation allowances	(485)		(396)
Total deferred tax assets	$5,838		$4,419
Deferred tax liabilities:
Property, plant and equipment	$(777)		$(748)
Goodwill and intangible assets	(1,750)		(1,917)
Equity method investments (including net foreign currency translation adjustments)	(1,649)		(1,633)
Derivative financial instruments	(877)		(282)
Other liabilities	(443)		(330)
Benefit plans	(441)		(428)
Other	(1,051)	[1]	(159)
Total deferred tax liabilities	$(6,988)		$(5,497)
Net deferred tax assets (liabilities)	$(1,150)		$(1,078)
[1]Includes deferred tax associated with timing differences related to the IRS Tax Litigation Deposit. Refer to Note 12.

Summary of Valuation Allowance
An analysis of our deferred tax asset valuation allowances is as follows (in millions):

Year Ended December 31,	2024	2023	2022
Balance at beginning of year	$396	$424	$401
Additions	141	28	47
Deductions	(52)	(56)	(24)
Balance at end of year	$485	$396	$424